Directors' and key management remuneration - Summary of aggregate remuneration calculated in accordance with UK companies act 2006 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Directors And Key Management Remuneration [Abstract]
Emoluments	$ 7,461	$ 6,726	$ 6,568
Long-term incentive plans	8,746	4,691	1,587
Total	16,207	11,417	8,155
Pension contributions: defined contribution plans	$ 20	$ 10	$ 9